Emergence From Chapter 11 Cases - Reorganization Items (Detail) - Predecessor - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses related to legal advisory and representation services	$ 28	$ 55	$ 55	$ 141	$ 65
Expenses related to other professional consulting and advisory services	19	39	39	69	67
Contract claims adjustments	10	13	13	54	19
Other	7	11	9	2
Total reorganization items	$ 64	$ (22,121)	$ 116	$ 101	$ 520